Derivative Financial Instruments and Risk Management - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Aggregate fair value of derivative instruments in asset positions	$ 133	$ 36
Aggregate fair value of derivative instruments in liability positions	29	55
Amount posted of collateral for foreign exchange and commodity hedge contracts		24
Pre-tax net gains reclassified from AOCI to Income	$ 112
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Period of maturity	17 months